UNAUDITED CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Cash Flows from Operating Activities
Net income	$ 185.4	$ 263.4
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	132.5	115.2
Amortization of deferred loan charges	5.5	14.4
Amortization of favorable contracts	35.3	24.1
Gain on bargain purchase	0.0	(39.6)
Unrealized loss on derivative financial instruments	74.1	8.0
Payment for long term maintenance	(28.3)	(19.5)
Net movement in deferred taxes	20.1	(3.5)
Accretion of discount on deferred consideration	8.8	7.7
Changes in operating assets and liabilities, net of effect of acquisitions:
Trade accounts receivable	(68.1)	54.0
Prepaid expenses and accrued income	8.8	0.8
Trade accounts payable	11.8	4.1
Related party balances	(27.8)	(29.1)
Other assets	35.4	26.2
Other liabilities	40.5	(39.4)
Changes in deferred revenue	(8.0)	(2.0)
Other, net	0.7	0.0
Net cash provided by operating activities	426.7	384.8
Cash Flows from Investing Activities
Additions to newbuildings and drilling units	(1.9)	(8.5)
Insurance refund	6.4	0.0
Acquisition of subsidiaries, net of cash acquired	0.0	(184.0)
Payment received from loans granted to related parties	49.3	0.0
Net cash provided by / (used) in investing activities	53.8	(192.5)
Cash Flows from Financing Activities
Proceeds from long term debt	0.0	50.0
Repayments of long term debt	(52.5)	(44.9)
Repayments of related party debt	(177.0)	(22.3)
Debt fees paid	(0.3)	(0.3)
Contingent consideration paid	(40.7)	(3.6)
Cash distributions	(78.4)	(217.0)
Net cash used in financing activities	(348.9)	(238.1)
Effect of exchange rate changes on cash	(0.5)	0.8
Net increase / (decrease) in cash and cash equivalents	131.1	(45.0)
Cash and cash equivalents at beginning of the period	319.0	242.7
Cash and cash equivalents at the end of period	$ 450.1	$ 197.7